Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-operating Expenses
Foreign exchange losses	$ 253	$ 111
Financial charges	2	1
Interest expense	52
Other	6	1
Total non-operating expenses	$ 313	$ 113